Significant events - Exchange Offer (Details) $ / shares in Units, $ in Millions	Nov. 03, 2021 MXN ($) $ / shares	Nov. 02, 2021	Dec. 31, 2021 MXN ($)	Nov. 03, 2021 $ / shares	Mar. 23, 2021	Dec. 31, 2020 MXN ($)
Other capital disclosures
Accumulated reserves			$ 118,748			$ 105,659
Other liabilities			$ 19,878			$ 23,118
Banco Santander, S.A. (Spain)
Other capital disclosures
Percentage of repurchase of outstanding shares					(8.30%)
Ownership interest (as a percent)	96.16%	91.64%
Accumulated reserves	$ (264)
Other liabilities	$ 264
Banco Santander, S.A. (Spain) | ADS
Other capital disclosures
Share price | (per share)	$ 26.50			$ 132.50